Income Taxes (Details - Reconcilation of tax rate) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Pre-Tax Book Income	$ (826,953)
Pre-Tax Book Income, Tax Rate	20.14%
State Taxes	$ 50
State Taxes, Tax Rate	0.00%
Permanent Adjustments	$ 56,812
Permanent Adjustments, Tax Rate	(1.38%)
Change in Valuation Allowance	$ 860,705
Change in Valuation Allowance, Tax Rate	(20.96%)
Foreign Tax Rate Differential	$ 0
Foreign Tax Rate Differential, Tax Rate	0.00%
Rate Change	$ 167,676
Rate Change, Tax Rate	(4.08%)
Provision to Return Adjustments	$ 67,144
Provision to Return Adjustments, Tax Rate	(1.63%)
Other Adjustments	$ 69,732
Other Adjustments, Tax Rate	(1.70%)
Total	$ 395,166	$ 233,304
Total Effective Income, Tax Rate	(9.62%)